FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$426	$426	$-	$-

Total financial assets	$426	$426	$-	$-

	December 31, 2014
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$1,054	$1,054	$-	$-
Foreign currency derivative contracts	141	-	141	-

Total financial assets	$1,195	$1,054	$141	$-

Schedule of financial liabilities measured at fair value on a recurring basis
	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	(19)	-	(19)	-

Total financial liabilities	$(19)	$-	$(19)	$-

Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs
Fair value of embedded derivatives

Balance at January 1, 2013 *)	$6,864
Fair value of Exchange Option within the proceeds under the mAb Funding Agreement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	811

Balance at December 31, 2013 *)	12,431

Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	(269)
Issuance of shares in respect to Termination and Equity Conversion Agreement	(12,162)

Balance at December 31, 2014	$-

*)	The amount on the balance sheet of the research and development funding arrangement includes also Research and Development Component of $ 421 and $ 758 as of December 31, 2014 and 2013, respectively.